INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

	As of December 31,
	2022	2021
Deferred Tax Asset
Accrued expenses	$388,000	$104,000
Inventory allowance	83,000	98,000
Other	7,000	5,000
Operating lease liability	1,122,000	1,280,000
Tax effect of NOL carryforward	76,089,000	74,167,000
Share-based compensation	1,348,000	—
Depreciation	(52,000)	596,000
Section 174 costs	355,000	—
Warranty reserve	5,000	5,000
Gross Deferred Tax Asset	79,345,000	76,255,000
Valuation allowance	(78,261,000)	(75,003,000)
Net Deferred Tax Asset	$1,084,000	$1,252,000
Operating lease right-of-use asset, net	(1,064,000)	(1,231,000)
Amortization	(20,000)	(21,000)
Net Deferred Tax Liability	$(1,084,000)	$(1,252,000)
Total	—	—

Schedule of Effective Income Tax Rate Reconciliation

	2022	2021
Federal statutory rate	21.0%	21.0%
State statutory rate	3.1%	5.4%
Permanent tax differences	(2.9)%	(3.9)%
Derivative/Warrant Revaluation	—%	—%
Debt Discount	—%	12.7%
Deferred true-ups	(3.3)%	4.9%
Deferred rate change	(1.4)%	—%
Other	—%	0.7%
Change in valuation allowance	(16.5)%	(40.8)%
Effective tax rate	—%	—%